Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Other Receivables
7. Other Receivables
Other receivables consisted of the following:

	September 30,	December 31,
	2023	2022
Rebate receivables	$513	$1,375
Federal excise tax receivable	2,492	2,506
Insurance settlement in process	906	931
Other	164	113

	$4,075	$4,925

8.	Other Receivables
Other receivables consisted of the following:

	December 31,
	2022	2021
Rebate receivables	$6,041	$1,972
Federal excise tax receivable	2,506	1,643
Insurance settlement in process	931	202
Other	113	94

	$9,591	$3,911